GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Senstar Technologies Ltd. (formerly: Magal Security Systems Ltd.) ("the Parent Company" or "Senstar") and its subsidiaries (together - "the Company") is a leading international provider of comprehensive physical, video, and access control security products and solutions. The Company offers comprehensive solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as access control products and technologies.

b.
The Coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization in March 2020. COVID-19 has had significant negative impacts on the worldwide economy, resulting in disruptions to supply chains and financial markets, significant travel restrictions, facility closures and shelter-in-place orders in various locations. The Company closely monitored the evolution of the COVID-19 pandemic and its impacts on the Company’s employees, customers and suppliers, as well as on the global economy. The Company took number of actions to protect the safety of its employees as well as maintain business continuity and secure its global sales infrastructure, technological capacity and its supply chain. However, throughout the pandemic, some of the businesses experienced certain disruptions due to government directed safety measures, travel restrictions and supply chain delays. A series of cost control measures were implemented to help limit the financial impact of the pandemic on the Company’s revenues, in parallel to the measures taken to maintain business continuity and deliveries to customers. The Company also worked on efficiency initiatives with a number of its suppliers.

c.	On December 7, 2020, the Company announced a cash distribution of $1.079 per share. The cash distribution, in the aggregate amount of $25 million, was paid on December 28, 2020.

d.	On December 31, 2020, the Company’s Israeli subsidiary paid a dividend of $1,935 to the redeemable non-controlling interest.

e.
On December 31, 2020, the Company acquired the remaining 45% redeemable non-controlling interest in ESC BAZ. Ltd ("ESC BAZ") for total consideration of $1,891 (see Note 2m). ESC BAZ was sold as part of the Integrated Solutions Division sale (see Note 1g).

f.	On August 16, 2021, the Company announced a cash distribution of $1.725 per share. The cash distribution, in the aggregate amount of $40.1 million, was paid on September 22, 2021.

g.
On February 7, 2021, the Company entered into an agreement (the “Purchase Agreement”) with Aeronautics Ltd., a subsidiary of RAFAEL Advanced Defense Systems Ltd., to sell the Company’s Integrated Solutions Division (the “Projects Division”), representing substantially all of the Company’s Integrated Solutions segment for total consideration of $35 million in cash at closing. On June 30, 2021, the Company completed the sale. The divestiture of the Company’s Integrated Solutions Division represents a strategic shift in the Company's operations.

Discontinued Operation:

Under ASC 205-20, "Discontinued Operation" when a component of an entity, as defined in ASC 205-20, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company’s consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

Following the sale of the Project Division, the Project Division's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting income from the sale. All prior periods comparable results of operation, assets and liabilities have been retroactively included in discontinued operations.

Starting in the third quarter of fiscal year 2021, the Company began to operate in one reportable segment as the Integrated Solutions Division comprised substantially all of the Company’s Integrated Solutions segment. Results of discontinued operations includes all revenues and expenses directly derived from the Integrated Solutions Division, with the exception of general corporate overhead and other costs that were previously allocated to the Integrated Solutions segment but have not been allocated to discontinued operations.

The following table presents the gain associated with the sale, presented in the results of our discontinued operations below:

Gross purchase price	$35,000
Provision	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)

Total net gain on divestiture of the Integrated Solutions Division	$14,888

The carrying value of the net assets sold are as follows:

Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and Unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

The following table presents the carrying amounts of assets and liabilities of discontinued operations for the Integrated Solutions segment that were classified as discontinued operations:

December 31,
2020
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$2,562
Restricted cash and deposits	252
Trade receivables, net	13,640
Unbilled accounts receivable	11,744
Other accounts receivable and prepaid expenses	4,191
Inventories	6,691

Total current assets of discontinued operations	39,080

LONG-TERM ASSETS:
Long-term deposits and long-term other accounts receivables	114
Severance pay fund	1,864
Deferred tax assets	2,118
Operating lease right-of-use assets	1,986
Property and equipment, net	4,055
Intangible assets, net	56
Goodwill	279

Total long-term assets of discontinued operations	$10,472

CURRENT LIABILITIES:
Trade payables	$6,187
Customer advances	4,043
Deferred revenues	124
Other accounts payable and accrued expenses	10,176
Short-term operating lease liabilities	594

Total current liabilities of discontinued operations	21,124

LONG-TERM LIABILITIES:
Deferred revenues	50
Accrued severance pay	2,045
Long-term operating lease liabilities	1,319
Other long-term liabilities	10

Total long-term liabilities of discontinued operations	3,424

Total net assets (liabilities) of discontinued operation	$25,004

The following table presents the results of the discontinued operations for the years ended December 31, 2021, 2020 and 2019, are presented below:

	Year ended December 31,
	2021	2020	2019

Revenues	$17,177	$48,113	$51,692
Cost of revenues	14,906	35,783	34,633

Gross profit	2,271	12,330	17,059

Operating expenses:
Research and development, net	828	1,688	1,285
Selling and marketing	2,223	5,274	6,613
General and administrative	3,814	3,238	3,713

Total operating expenses	6,865	10,200	11,611

Operating income (loss)	(4,594)	2,130	5,448
Financial expenses, net	(76)	(463)	(534)

Income (loss) before income taxes	(4,670)	1,667	4,914
Taxes on income	1,611	1,231	1,236

Income (loss) after income taxes	(6,281)	436	3,678
Capital gain from discontinued operation	14,888	-	-

Net income from discontinued operation	$8,607	$436	$3,678

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2021	2020	2019

Net cash provided by (used in) discontinued operating activities	$1,392	$963	$(5,091)
Net cash provided by (used in) discontinued investing activities	$32,447	$(461)	$2,405